NOTES RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jul. 21, 2022	Apr. 02, 2022	Mar. 22, 2022	Feb. 02, 2022	Jan. 03, 2022	Dec. 03, 2021	Nov. 30, 2021	Nov. 15, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Conversion of debt			$ 1,000,000
Accrued interest	$ 1,556,546	$ 1,556,546	1,621,437									$ 1,783,121
Notes receivable	3,362,154	3,362,154	1,510,137
Interest receivable	123,354	123,354
Notes receivable	0	0
Crafthouse Cocktails [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes receivable issued	0	0
Seven Unsecured Convertible Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Unsecured convertible promissory notes	2,238,800	2,238,800
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes receivable				$ 341,660	$ 1,585,500	$ 1,585,500	$ 1,585,500	$ 1,585,500
Midnight Theatre [Member]
Defined Benefit Plan Disclosure [Line Items]
Unsecured convertible promissory notes									$ 500,000		$ 500,000
Accrued interest			$ 10,137
Midnight Theatre [Member] | Four Unsecured Convertible Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Unsecured convertible promissory notes	$ 1,084,300	$ 1,084,300
Crafthouse Cocktails [Member]
Defined Benefit Plan Disclosure [Line Items]
Unsecured convertible promissory notes									$ 500,000	$ 500,000